Annual Total Returns [BarChart] - PIMCO TRENDS Managed Futures Strategy Fund - Institutional	Jul. 30, 2021
Bar Chart Table:
2014	20.60%
2015	(9.21%)
2016	3.26%
2017	2.37%
2018	2.36%
2019	2.90%
2020	9.00%